Bonds and Loans - Narrative (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Jun. 25, 2024 JPY (¥)	Apr. 25, 2024 JPY (¥)	Mar. 31, 2025 USD ($)	Oct. 06, 2024 JPY (¥)	Oct. 03, 2024 JPY (¥)	Jul. 12, 2024 USD ($)	Jul. 05, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 JPY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 4,190,632									¥ 4,092,879
Borrowing availability													¥ 700,000
Bilateral Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings				¥ 50,000
Notional				¥ 50,000
2024 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about borrowings [line items]
Notional	460,000		¥ 460,000
Borrowings maturity, term			60 years
Bonds	457,983									0
2024 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | $					$ 3,000				$ 3,000
Bonds	442,175									0
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Notional | $					1,500			$ 1,500			$ 3,000
Bonds	219,033									439,725
2024 Syndicated Hybrid Loans (Subordinated Loans)
Disclosure of detailed information about borrowings [line items]
Notional							¥ 40,000
2019 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about borrowings [line items]
Notional	500,000					¥ 500,000
Bonds	0									499,614
JPY Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	313,500
USD Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | $		$ 1,500
USD 500 million, short term loan
Disclosure of detailed information about borrowings [line items]
Notional | $					500
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Notional	270,000									317,000
Bonds	270,000									317,000
2017 USD Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	1,500
2017 USD Syndicated Loans | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional | $														$ 925
2017 USD Syndicated Loans | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional | $														$ 575
2020 USD Unsecured Senior Notes | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional | $												$ 5,750
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | $					1,750
Bonds	259,681									263,701
2018 USD Unsecured Senior Notes – fixed rate | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional | $												1,750
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | $					$ 7,000
Bonds	¥ 1,037,021									¥ 1,053,742
2020 USD Unsecured Senior Notes – fixed rate | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional | $												$ 4,000